RISK MANAGEMENT - Consolidated credit risk exposure (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	$ 269,560,244	$ 263,369,003
Exposure to credit risk outside of the statement of financial position	29,798,544	31,008,169
Maximum exposure to credit risk	299,358,788	294,377,172
Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk outside of the statement of financial position	29,798,544	31,008,169
Financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk outside of the statement of financial position	3,052,607	4,679,653
Loan commitments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk outside of the statement of financial position	26,745,937	26,328,516
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	186,203,770	188,313,361
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	107,047,817	104,775,099
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	392,607	5,967,743
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	59,999,611	59,419,444
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	18,486,206	17,883,355
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	277,529	267,720
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	22,171,973	20,255,758
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	3,830,916	3,507,231
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	14,788,750	13,234,832
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	9,996,561	9,771,492
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	7,113,380	3,760,887
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	1,889	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	23,326,776	22,461,805
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	2,077,567	2,041,405
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	$ 48,662	$ 20,854